Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental commitments under all leases
At December 31, 2014, future minimum rental commitments under all capital leases classified as long-term debt and operating leases are as follows (in thousands):

	Capital Leases	Operating Leases[1]
2015	$9	$14,019
2016	—	11,177
2017	—	8,177
2018	—	3,995
2019	—	2,261
Thereafter	—	2,815
Total minimum lease payments	$9	$42,444
Less amounts representing interest	(1)
Present value of future minimum lease payments	$8

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1    Includes $2.8 million, $2.1 million, $1.6 million and $0.4 million for 2015, 2016, 2017 and 2018, respectively, related to discontinued operations.